                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

--------------------------------------------------------------------------------

1.       Name and address of issuer: Merrill Lynch Life Variable Life Separate
                                                  Account II
                                               800 Scudders Mill Road
                                               Plainsboro, New Jersey  08536


--------------------------------------------------------------------------------

2.       Name of each series or class of funds for which this notice is filed:
         NOT APPLICABLE

--------------------------------------------------------------------------------

3.       Investment Company Act File Number: 811-6227

         Securities Act File Number(s): 33-43055*, 33-43056, 33-43057, 33-43058,
                                        33-43059 and 33-43060
         *The fee, if any, is being paid on the filing for 33-43055.
--------------------------------------------------------------------------------

4.       Last day of fiscal year for which this notice is filed:

                           December 31, 1996
--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration [ ]:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE

--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year: $8,662,019


--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $8,662,019


--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): NONE

--------------------------------------------------------------------------------

----------------------------------------------------------------------------

12.      Calculation of registration fee:


(1)     Aggregate sale price of securities sold
        during the fiscal year in reliance on rule
        24f-2 (from Item 10):                          $ 8,662,019
                                                       ---------------------

(ii)    Aggregate price of shares issued in
        connection with dividend reinvestment
        plans (from Item 11, if applicable):           +         $0
                                                       ---------------------

(iii)   Aggregate price of shares redeemed or
        repurchased during the fiscal year (if
        applicable):                                   -  $221,214,776
                                                       ---------------------

(iv)    Aggregate price of shares redeemed or
        repurchased and previously applied as a
        reduction to filing fees pursuant to rule
        24e-2 (if applicable):                         +         $0
                                                       ---------------------

(v)     Net aggregate price of securities sold
        and issued during the fiscal year in
        reliance on rule 24f-2 (line (i), plus
        line (ii), less line (iii), plus line
        (iv) (if applicable):                             ($212,552,757)
                                                       ---------------------

(vi)    Multiplier prescribed by Section 6(b) of
        the Securities Act of 1933 or other
        applicable law or regulation (see
        Instruction C.6):
                                                       x     1/3300
                                                       ---------------------

(vii)   Fee due [line (i) or line (v) multiplied
        by line (vi)]:                                 $      00.00*
                                                       =====================


Instruction:          Issuers should complete lines (ii), (iii), (iv), and
                      (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                      Instruction C.3.

*The fee, if any, is being paid on the filing for 33-43055.

----------------------------------------------------------------------------

--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


--------------------------------------------------------------------------------

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*
                          /s/  Joseph E. Crowne, Jr. Chief Financial Officer
                         -------------------------------------------------------

                 Joseph E. Crowne, Jr. Chief Financial Officer
         ---------------------------------------------------------------------

         Date      February 25, 1997
               --------------------------------------

*Please print the name and title of the signing officer below the signature.


--------------------------------------------------------------------------------